Prepaid land use rights	12 Months Ended
Dec. 31, 2016
Prepaid land use rights
Prepaid land use rights

14.  Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 40 or 50 years.

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Cost	491,638	600,904
Less: accumulated amortization	(53,082)	(64,541)

Net book value	438,556	536,363

Current portion of prepaid land use rights (recorded in other current assets)	10,063	12,155
Non-current portion of prepaid land use rights	428,493	524,208

Total	438,556	536,363

As of December 31, 2016, the Group pledged its land use right with the net book value of RMB 24,914 to secure a short-term bank borrowing of RMB 90,784 from China Construction Bank; the Group pledged its land use right with the net book value of RMB 70,765 to secure a long-term bank borrowing of RMB 70,000 from Agriculture Bank of China; the Group pledged its land use of right with the net book value of RMB 204,823 to secure a long-term entrusted loan of RMB 1,440,000 from Industrial and Commercial Bank of China.